Fair Value Measurements - Summary of Assets And Liabilities Measured at Fair Value (Detail) - USD ($)	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Assets:
Investments held in Trust Account		$ 253,078,907	$ 253,018,241
Level 1 [Member]
Assets:
Investments held in Trust Account	$ 253,018,241	253,078,907
Level 1 [Member] | Public Warrants [Member]
Liabilities:
Warrant Liability	13,156,000	18,974,999
Level 2 [Member] | Private Placement Warrants [Member]
Liabilities:
Warrant Liability	$ 7,280,001	$ 10,500,001
Fair Value, Recurring [Member] | Level 1 [Member]
Assets:
Investments held in Trust Account			253,001,608
Fair Value, Recurring [Member] | Level 3 [Member] | Public Warrants [Member]
Liabilities:
Warrant Liability			13,156,000
Fair Value, Recurring [Member] | Level 3 [Member] | Private Placement Warrants [Member]
Liabilities:
Warrant Liability			$ 7,280,001